Earnings (Losses) Per Share	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
EARNINGS (LOSSES) PER SHARE
NOTE 11:-	EARNINGS (LOSSES) PER SHARE

The following table sets forth the computation of basic and diluted earnings (losses) per share:

	Year ended December 31,
	2021	2020	2019
Numerator for basic and diluted earnings (losses) per share:

Net income (loss)	$15,527	$(4,783)	$10,167

Weighted average ordinary shares outstanding:

Denominator for basic earnings (losses) per share	47,079,358	42,286,275	38,079,394
Effect of dilutive securities:
Employee share options, RSUs, PSUs and Warrants	1,520,737	-	1,214,721

Denominator for diluted earnings (losses) per share	48,600,095	42,286,275	39,294,115

Basic earnings (losses) per share	$0.33	$(0.11)	$0.27

Diluted earnings (losses) per share	$0.32	$(0.11)	$0.26